S000083437 [Member] Average Annual Total Returns	12 Months Ended	22 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI Ex USA Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	32.39%	17.80%
Performance Inception Date		Mar. 14, 2024
Morningstar Foreign Large Growth Category (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	19.45%	9.68%
Performance Inception Date		Mar. 14, 2024
Polen Capital International Growth ETF
Prospectus [Line Items]
Average Annual Return, Percent	0.04%	(4.51%)
Performance Inception Date		Mar. 14, 2024
Polen Capital International Growth ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	0.07%	(4.50%)
Performance Inception Date		Mar. 14, 2024
Polen Capital International Growth ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	0.11%	(3.35%)
Performance Inception Date		Mar. 14, 2024